Other Intangible Assets, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 80.9	$ 79.0
Accumulated amortization	42.4	36.2
Other intangible assets, net	$ 38.5	$ 42.8
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	8 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	20 years
Core Technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets		8 years
Original amount	$ 55.4	$ 53.5
Accumulated amortization	20.0	15.4
Other intangible assets, net	35.4	38.1
Trademarks and trade names
Finite-Lived Intangible Assets [Line Items]
Original amount	25.5	25.5
Accumulated amortization	22.4	20.8
Other intangible assets, net	$ 3.1	$ 4.7
Trademarks and trade names | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	15 months
Trademarks and trade names | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	20 months